Unaudited Condensed Balance Sheets (Parentheticals)	Sep. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares authorized		604,780	604,780	620,780
Ordinary shares, shares issued		119,977	119,977	119,977
Ordinary shares, shares outstanding		119,977	119,977	119,977
Preferred shares, par value (in Dollars per share) | (per share)		$ 0.01	$ 0.01	$ 0.01
Preferred shares, shares authorized		320,978	320,978	304,978
Preferred shares, shares issued		279,723	279,723	279,723
Preferred shares, shares outstanding		279,723	279,723	279,723
Moringa Acquisition Corp [Member]
Preferred shares, par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000		5,000,000	5,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION	11,500,000		11,500,000
Redemption value (in Dollars per share) | $ / shares	$ 10.06		$ 10	$ 10
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares authorized		74,220	74,220	74,220
Ordinary shares, shares issued		65,814	65,814	65,814
Ordinary shares, shares outstanding		65,814	65,814	65,814
Class A Ordinary Shares | Moringa Acquisition Corp [Member]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000	500,000,000
Ordinary shares, shares issued	480,000		480,000	100,000
Ordinary shares, shares outstanding	480,000		480,000	100,000
Class B Ordinary Shares | Moringa Acquisition Corp [Member]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000		50,000,000	50,000,000
Ordinary shares, shares issued	2,875,000		2,875,000	2,875,000
Ordinary shares, shares outstanding	2,875,000		2,875,000	2,875,000